Consolidated Balance Sheets - USD ($)		Sep. 30, 2020	Sep. 30, 2019
CURRENT ASSETS
Cash		$ 53,106	$ 293,771
Accounts receivable, net		5,771,008	5,236,270
Inventories, net		1,016,442	2,603,864
Advance to suppliers, net		3,491,145	367,656
Deferred initial public offering costs		510,079
Prepaid expenses and other current assets		7,434	77,871
TOTAL CURRENT ASSETS		10,840,214	8,579,432
Acquisition deposit			1,305,407
Property, plant and equipment, net		14,171,963	9,498,052
Intangible assets, net		140,993	138,372
Deferred tax assets, net		49,059	39,149
TOTAL ASSETS		25,202,229	19,560,412
CURRENT LIABILITIES
Short-term loans		1,289,081	2,052,309
Current portion of long-term loans		1,227,346	1,821,162
Third party loans		690,327	424,191
Accounts payable		1,288,629	3,220,857
Due to related parties		2,322,990	1,165,865
Taxes payable		4,402,625	1,577,176
Accrued expenses and other current liabilities		442,582	239,305
Capital lease liabilities, current		33,389	363,485
TOTAL CURRENT LIABILITIES		11,696,969	10,864,350
Long-term loans		2,482,251	1,400,894
Capital lease liabilities, noncurrent			31,822
TOTAL LIABILITIES		14,179,220	12,297,066
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 5,800,000 and 5,166,667 shares issued and outstanding as of September 30, 2020 and 2019, respectively *	[1]	580	517
Additional paid in capital		5,251,205	5,040,156
Statutory reserve		579,922	257,409
Retained earnings		5,072,672	2,368,512
Accumulated other comprehensive loss		(388,102)	(828,243)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY		10,516,277	6,838,351
Non-controlling interest		506,732	424,995
Total equity		11,023,009	7,263,346
TOTAL LIABILITIES AND EQUITY		$ 25,202,229	$ 19,560,412

[1]	Retrospectively restated for effect of 1-for-3 shares reverse split, see Note 14.